UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc.

Schedule of Investments                                                                             as of March 31, 2017 (Unaudited)

	Shares	Value ($)
Germany 79.9%
Common Stocks 74.8%
Aerospace & Defense 3.1%
MTU Aero Engines AG	62,820	8,194,864

Auto Components 0.9%
Leoni AG	45,667	2,356,768

Chemicals 13.4%
Covestro AG 144A	145,634	11,241,423
Evonik Industries AG†	40,067	1,310,006
K+S AG (Registered)†	197,149	4,595,299
LANXESS AG	131,723	8,861,459
Symrise AG	141,651	9,446,011
		35,454,198
Commercial Services & Supplies 0.5%
Bilfinger SE*†	35,690	1,377,829

Construction & Engineering 1.7%
HOCHTIEF AG	26,795	4,441,272

Diversified Telecommunication Services 0.6%
Telefonica Deutschland Holding AG	340,087	1,691,628

Electrical Equipment 4.4%
OSRAM Licht AG	184,099	11,569,679

Electronic Equipment, Instruments & Components 1.1%
Jenoptik AG	119,381	2,967,791

Food & Staples Retailing 3.8%
METRO AG	313,384	10,050,101

Food Products 0.7%
Suedzucker AG	76,235	1,918,023

Health Care Technology 1.0%
CompuGroup Medical SE	57,171	2,551,421

Independent Power & Renewable Electricity Producers 1.8%
Uniper SE*	289,471	4,886,232

Industrial Conglomerates 0.6%
Rheinmetall AG	17,913	1,506,671

Insurance 2.6%
Hannover Rueck SE	10,682	1,235,780
Talanx AG	158,161	5,592,404
		6,828,184
Internet & Direct Marketing Retail 4.1%
Zalando SE 144A*	270,534	10,975,124

Internet Software & Services 3.4%
Scout24 AG 144A*	98,307	3,296,734
United Internet AG (Registered)	97,825	4,340,608
XING AG	6,192	1,284,313
		8,921,655
IT Services 2.5%
Wirecard AG†	122,214	6,785,007

Life Sciences Tools & Services 1.0%
Evotec AG*	122,525	1,199,114
MorphoSys AG*	25,813	1,520,602
		2,719,716
Machinery 5.0%
GEA Group AG	150,394	6,409,318
KION Group AG	105,856	6,933,328
		13,342,646
	Shares	Value ($)
Media 1.3%
CTS Eventim AG & Co. KGaA	52,486	2,036,914
Stroeer SE & Co. KGaA†	26,232	1,464,190
		3,501,104
Metals & Mining 3.7%
Aurubis AG†	77,449	5,204,461
Salzgitter AG	126,373	4,587,374
		9,791,835
Multi-Utilities 0.3%
Innogy SE 144A*	21,304	806,385

Pharmaceuticals 1.5%
STADA Arzneimittel AG	64,194	3,940,875

Real Estate Management & Development 5.4%
Deutsche Wohnen AG	207,259	6,842,923
LEG Immobilien AG*	75,816	6,231,753
TLG Immobilien AG	60,117	1,174,570
		14,249,246
Semiconductors & Semiconductor Equipment 3.1%
Siltronic AG*	121,795	8,134,940

Software 0.8%
Software AG	52,965	2,099,979

Trading Companies & Distributors 4.4%
Brenntag AG	208,839	11,739,411

Transportation Infrastructure 2.1%
Fraport AG Frankfurt Airport Services Worldwide	80,605	5,719,183

Preferred Stocks 5.1%
Auto Components 1.7%
Schaeffler AG (Cost $3,601,053)	261,634	4,612,256

Health Care Equipment & Supplies 1.7%
Sartorius AG (Cost $3,004,067)	52,382	4,608,716

Machinery 1.7%
Jungheinrich AG (Cost $3,253,751)	131,610	4,383,989
Total Germany (Cost $153,992,324)		212,126,728

Netherlands 19.6%
Common Stocks
Aerospace & Defense 11.4%
Airbus SE	398,510	30,406,991

Household Durables 3.7%
Steinhoff International Holdings NV†	2,006,904	9,718,497

Life Sciences Tools & Services 4.5%
QIAGEN NV*	409,768	11,926,927
Total Netherlands (Cost $30,496,252)		52,052,415

Securities Lending Collateral 10.5%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.63% (Cost $27,817,104) (a) (b)	27,817,104	27,817,104

Cash Equivalents 0.0%
Deutsche Central Cash Management Government Fund, 0.74% (Cost $68,017) (b)	68,017	68,017

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $212,373,697)**	110.0	292,064,264
Other Assets and Liabilities, Net	(10.0)	(26,645,015)
Net Assets	100.0	265,419,249

*	Non-income producing security.
**	The cost for federal income tax purposes was $213,818,655. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $78,245,609. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $95,359,623 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,114,014.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2017 amounted to $26,379,147, which is 9.9% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Germany	$212,126,728	$—	$—	$212,126,728
Netherlands	52,052,415	—	—	52,052,415
Short-Term Instruments (c)	27,885,121	—	—	27,885,121
Total	$292,064,264	$—	$—	$292,064,264

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017